COMPARATIVE CONSOLIDATED FINANCIALS (Unaudited) (Details) - USD ($)	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Comparative Consolidated Financials Details
Gross Sales	$ 1,250,028	$ 1,960,688	$ 315,579	$ 653,784	$ 0	$ 1,294,861
Customer incentives, discounts, returns, and allowances				0
Net sales				653,784
Cost of Goods Sold, includes depreciation and amortization of $19,421 and federal excise taxes of $64,055 for the three months ended March 31, 2017	1,105,456	1,667,614	294,764	474,890	0	1,303,586
Gross Margin	144,572	293,074	20,815	178,894	0	(8,725)
Operating Expenses
Selling and marketing	351,416	585,294	270,901	116,833	0	759,053
Corporate general and administrative	678,100	589,983	377,647	578,402	136,274	2,154,498
Employee salaries and related expenses	878,988	914,258	150,088	167,987	0	1,046,667
Depreciation expense	15,397	5,853	2,290	379	0	7,285
Total operating expenses	1,923,901	2,095,388	800,926	863,601	136,274	3,967,503
Loss from Operations	(1,779,329)	(1,802,314)	(780,111)	(684,707)	(136,274)	(3,976,228)
Other Income (Expenses)
Loss on vendor notes receivable collectability		0		(1,414,921)	0	(1,279,921)
Interest expense	(1,497)	5,086	(22,741)	(421,180)	(18,750)	(532,752)
Profit (Loss) before Income Taxes	(1,780,826)	(1,797,228)	(802,852)	(2,520,808)	(155,024)	(5,788,901)
Provision for Income Taxes	0	0	0	0	0	0	$ 0
Net Profit (Loss)	$ (1,780,826)	$ (1,797,228)	$ (802,852)	$ (2,520,808)	$ (155,024)	$ (5,788,901)
Loss per share
Weighted average number of shares outstanding Basic and fully diluted	30,393,076	26,045,890	18,425,818	17,118,431	15,754,000	19,279,601
Loss per share Basic and fully diluted	$ (0.06)	$ (0.07)	$ (0.04)	$ (0.15)	$ (0.01)	$ (0.30)